Foreign exchange and derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance	$ (3,126)	$ (13,575)	$ (16,877)
Credit Support Payments/(Receipts), beginning balance	4,328	15,757	16,390
Net exposure, liabilities, beginning balance			(487)
Net exposure, assets, beginning balance	1,202	2,182
Derivative financial instrument (loss)/gain, net	(22,441)	10,967	(18,534)
Gain/(Loss) on derivative financial instruments through OCI	(110)	(4,387)	4,267
Gain/(Loss) on derivative financial instruments through finance costs	71	(186)	3,461
Settlement of derivative financial instruments	16,883	4,055	14,108
Credit support receipts on derivative financial instruments, net	(243)	(11,429)	(633)
Derivative financial liabilities, ending balance	(8,723)	(3,126)	(13,575)
Credit Support Payments/(Receipts), ending balance	4,085	4,328	15,757
Net exposure, liabilities, ending balance	(4,638)
Net exposure, assets, ending balance		1,202	2,182
Cross Currency Interest Rate Swaps Economic Hedge
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance	(10,512)	(18,196)	(11,922)
Derivative financial instrument (loss)/gain, net	(13,766)	7,684	(6,274)
Gain/(Loss) on derivative financial instruments through OCI	0	0	0
Gain/(Loss) on derivative financial instruments through finance costs	0	0	0
Settlement of derivative financial instruments	15,860	0	0
Derivative financial liabilities, ending balance	(8,418)	(10,512)	(18,196)
Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance			0
Derivative financial assets, beginning balance	2,072	3,711
Derivative financial instrument (loss)/gain, net	0	0	0
Gain/(Loss) on derivative financial instruments through OCI	0	0	0
Gain/(Loss) on derivative financial instruments through finance costs	71	(186)	3,461
Settlement of derivative financial instruments	(1,434)	(1,453)	250
Derivative financial assets, ending balance	709	2,072	3,711
Foreign Exchange Forwards Economic Hedge
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance			(3,727)
Derivative financial assets, beginning balance	5,304	3,840
Derivative financial instrument (loss)/gain, net	(8,675)	3,283	(12,260)
Gain/(Loss) on derivative financial instruments through OCI	0	0	0
Gain/(Loss) on derivative financial instruments through finance costs	0	0	0
Settlement of derivative financial instruments	2,357	(1,819)	19,827
Derivative financial liabilities, ending balance	(1,014)
Derivative financial assets, ending balance		5,304	3,840
Natural Gas Futures Cash Flow Hedge
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance		(2,930)	(1,228)
Derivative financial assets, beginning balance	10
Derivative financial instrument (loss)/gain, net	0	0	0
Gain/(Loss) on derivative financial instruments through OCI	(110)	(4,387)	4,267
Gain/(Loss) on derivative financial instruments through finance costs	0	0	0
Settlement of derivative financial instruments	100	7,327	(5,969)
Derivative financial liabilities, ending balance			$ (2,930)
Derivative financial assets, ending balance	$ 0	$ 10